Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, December 31, 2020 (in shares) at Dec. 31, 2020	18,145,428
Balance, December 31, 2020 at Dec. 31, 2020	$ 18,145	$ 2,061,635	$ (4,301,180)	$ (2,221,400)
Net loss	$ 0	0	(1,070,738)	(1,070,738)
Balance, December 31, 2021 (in shares) at Dec. 31, 2021	18,824,106
Balance, December 31, 2021 at Dec. 31, 2021	$ 18,824	2,739,634	(5,371,918)	(2,613,460)
Stock-based compensation	0	63,000	0	63,000
Net loss	$ 0	0	(376,138)	(376,138)
Balance, December 31, 2021 (in shares) at Mar. 31, 2022	18,824,106
Balance, December 31, 2021 at Mar. 31, 2022	$ 18,824	2,802,634	(5,748,056)	(2,926,598)
Balance, December 31, 2020 (in shares) at Dec. 31, 2021	18,824,106
Balance, December 31, 2020 at Dec. 31, 2021	$ 18,824	2,739,634	(5,371,918)	(2,613,460)
Net loss				(1,720,189)
Balance, December 31, 2021 (in shares) at Dec. 31, 2022	21,653,326
Balance, December 31, 2021 at Dec. 31, 2022	$ 21,653	5,731,830	(7,092,107)	(1,338,624)
Stock-based compensation	0	62,000	0	62,000
Net loss	$ 0	0	(459,822)	(459,822)
Balance, December 31, 2021 (in shares) at Mar. 31, 2023	21,653,326
Balance, December 31, 2021 at Mar. 31, 2023	$ 21,653	$ 5,793,830	$ (7,551,929)	$ (1,736,446)